Income Taxes - Income from Continuing Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
(Loss) Income Before Income Taxes [Abstract]
United States	$ 280	$ (418)	$ (6)
Foreign	418	254	291
Income (loss) from continuing operations before income taxes	$ 698	$ (164)	$ 285